Diane J. Harrison, Esq.
6860 Gulfport Blvd. S. No. 162
S. Pasadena, FL 33707
Phone/Fax: (941) 723-7564
E-mail: HarrisonDJEsq@tampabay.rr.com

October 19, 2006

Mr. John D. Reynolds, Assistant Director
Division of Corporation Finance
U.S. Securities and Exchange Commission
Mail Stop 3561
100 F Street, NE
Washington D.C., 20549

Re: Ivecon, Inc.
Sixth Amendment to Registration Statement on Form SB-2
File No. 333-133545
Filed: October 20, 2006

Dear Mr. Reynolds:

On behalf of the Company, on October 20, 2006, I transmitted via EDGAR the Company’s Sixth Amendment to Registration Statement on Form SB-2. Furthermore, to facilitate your review, the Company also transmitted via EDGAR an “html” version of the “red-lined” document which clearly shows each and every change: deleted text (“blue strike-out text”), inserted text (“red text”), and moved text (“yellow”).

Should you have any questions or comments, please do not hesitate to e-mail me via <HarrisonDJEsq@tampabay.rr.com> or call me at (941) 723-7564.

Sincerely,
/s/ DIANE J. HARRISON
Diane J. Harrison, Esq.

Enclosures (4)
1. Ivecon, Inc. SB-2/A-6
2. HTML Ivecon, Inc. SB-2/A-6 Red-lined
3. Exhibit 5.6: Opinion Regarding Legality and Consent of Counsel: by Diane J. Harrison, Esq.
4. Exhibit 23.6: Consent of Experts and Counsel: Independent Auditor's Consent by Randall N. Drake, C.P.A.